FINANCE INCOME AND FINANCE EXPENSES - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income And Expenses [Abstract]
Foreign exchange gain	$ 375	$ 2,322	$ 2,581
Interest income	259	0	0
Total finance income	634	2,322	2,581
Foreign exchange loss	1,298	225	1,041
Unwinding of deferred consideration	735	325	0
Interest expense on lease liabilities	165	182	188
Interest expense on borrowings	0	464	480
Other finance results	73	103	100
Total finance expenses	2,271	1,299	1,809
Net finance (loss) income	$ (1,637)	$ 1,023	$ 772